Stock appreciation rights (SARs) (Details 1) - Stock Appreciation Rights (SARs) [Member]	6 Months Ended
Jun. 30, 2019 $ / shares shares
Balance, No. of Units (Beginning) | shares	1,984,983
SARs granted during the year | shares	560,000
Balance, No. of Units (Ending) | shares	2,544,983
Balance, Weighted average exercise price | $ / shares	$ 7.72
SARs granted during the year | $ / shares	5.10
Balance, Weighted average exercise price | $ / shares	$ 7.15